Convertible Notes Payable (Details Textual) (USD $)	1 Months Ended		3 Months Ended	5 Months Ended	12 Months Ended				12 Months Ended		1 Months Ended
	Jan. 31, 2013	Jul. 31, 2012	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2012	Mar. 31, 2013 Minimum [Member]	Mar. 31, 2013 Maximum [Member]	Jul. 27, 2012 Petrosonic Albania Sha [Member]	Dec. 31, 2012 Unsecured Debt [Member]	Mar. 31, 2013 Unsecured Debt [Member]	Jun. 30, 2012 President [Member]	Jun. 11, 2012 President [Member]	Jun. 06, 2012 President [Member]
Convertible Debt				$ 165,000	$ 165,000
Convertible Debt, Fair Value Disclosures										204,852		200,000	200,000
Debt Instrument, Interest Rate, Stated Percentage				10.00%	10.00%								10.00%
Proceeds from issuance of convertible notes payable		250,000		500,000	500,000				500,000		500,000
Debt Instrument, Maturity Date, Description		maturity date of two years			mature one year from the issuance date.
Conversion Price Of Debenture Into Common Stock Shares Description					Until the maturity date, the holders may elect to convert the debenture in whole or in part into common shares at the price of any aggregate financing exceeding $500,000 less a discount of 25% per share				the holders may elect to convert the debenture in whole or in part into common shares at the price of any aggregate financing exceeding $500,000 less a discount of 25% per share.
Convertible Notes Payable				250,000	250,000			250,000
Beneficial conversion feature			165,000		213,956
Amortization of debt discounts			376,764	19,608
Amortization On Beneficial Conversion Feature Discounts				10,721
Amortization of Acquisition Costs				8,887
Convertible Debt Value Decsription In To Common Stock					During 2012, the Company raised more than $500,000 and these notes became convertible at $0.1875 per share.
Debt Instrument, Convertible, Conversion Price				$ 0.25	$ 0.25	$ 0.1875	$ 0.25
Convertible Debt Discount			45,148		45,148
Percentage Change In Fair Value Of Conversion Options			10.00%
Gains (Losses) on Extinguishment of Debt			28,083
Convertible Debt Principal Amount			165,000
Debt Instrument Principal Amount			165,000
Debt Instrument Convertible Interest Amount			11,852
Debt Instrument Convertible In To Common Stock	707,405		707,405
Amortization Of Financing Costs and Discounts			$ 376,764	$ 19,608